Deposits, Prepayment and Other Receivables (Details) - HKD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits, Prepayment and Other Receivables
Prepaid insurance and others	$ 0	$ 2
Other receivables and deposit paid	0	4,267
Deposits, prepayment and other receivables	$ 0	$ 4,269